Goodwill and intangible assets other than goodwill (Details 3) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leqvio [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 5.7	$ 6.3
Remaining amortisation period	10 years	11 years
Zolgensma [member]
Disclosure of detailed information about intangible assets [line items]
Carrying value	$ 3.8	$ 4.5
Remaining amortisation period	5 years	6 years
Currently marketed products | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Currently marketed products | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years
Other intangible assets | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Other intangible assets | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	15 years